RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

The Group has entered into various lease arrangements with JRJ Investments (“JRJ”), a partnership owned by Mr Ronan O’Caoimh and Dr Jim Walsh, directors of Trinity Biotech, and directly with Mr O’Caoimh, for premises located at IDA Business Park, Bray, County Wicklow, Ireland.

A 25-year lease agreement was entered into with JRJ in December 2003 for office space adjacent to the Group’s then premises, with an annual rent of €381,000 (US$421,000). Upward-only rent reviews are conducted every five years, with no increases arising to date.

In 2007, the Group entered into a 25-year lease with JRJ for a 43,860 square foot manufacturing facility in Bray, with an annual rent of €787,000 (US$834,000). Ownership of this facility subsequently transferred solely to Mr O’Caoimh. Following a rent review effective 1 July 2022, the annual rent increased to €1,050,000.

In 2016, the Group entered into a 10-year lease with Mr O’Caoimh for a 16,000 square foot warehouse adjacent to the manufacturing facility, with an annual rent of €144,000 (US$159,000). A rent review effective 1 July 2021 increased the annual rent to €170,560.